Reclamation and closure cost obligations - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RECLAMATION AND CLOSURE COST OBLIGATIONS
Discount rate applied to cash flow projections	3.30%	1.70%
Description of inflation rates applied to cash flow projections	2.10%	1.80%
Letters Of Credit
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 27.5	$ 24.1
Surety Bonds
RECLAMATION AND CLOSURE COST OBLIGATIONS
Exposure to credit risk on loan commitments and financial guarantee contracts	$ 134.2	$ 134.4